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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

Conestoga Capital Advisors, 550 E. Swedesford Rd., Suite 120, Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors
550 E. Swedesford Rd., Suite 120, Wayne, PA 19087
(Name and address of agent for service)

With a copy to:
John Deringer, Esq., Drinker Biddle, One Logan Square, Suite 2000, Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 15.0%
Auto & Auto Parts - 2.1%
Dorman Products, Inc. (a)	257,549	$18,816,530

Consumer Services - 8.9%
Grand Canyon Education, Inc. (a)	343,750	20,092,187
HealthStream, Inc. (a)	772,642	19,354,682
Sotheby's	356,000	14,190,160
Stamps.com, Inc. (a)	224,550	25,744,658
		79,381,687
Leisure - 2.3%
Fox Factory Holding Corporation (a)	740,850	20,558,588

Retail - 1.7%
SiteOne Landscape Supply, Inc. (a)	439,900	15,277,727

Consumer Staples - 2.3%
Food/Beverage & Tobacco - 2.1%
MGP Ingredients, Inc.	383,198	19,152,236

Household Products - 0.2%
WD-40 Company	11,300	1,320,970

Energy - 1.9%
Non-Renewable Energy - 1.9%
Matador Resources Company (a)	646,756	16,660,435

Financial Services - 1.9%
Investment Banking & Brokerage Services - 1.9%
Westwood Holdings Group, Inc.	289,671	17,377,363

Health Care - 22.8%
Health Care Services - 5.4%
Medidata Solutions, Inc. (a)	271,100	13,465,537
National Research Corporation - Class A	224,923	4,273,537
National Research Corporation - Class B	117,473	4,895,100

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 22.8% (Continued)
Health Care Services - 5.4% (Continued)
Omnicell, Inc. (a)	750,350	$25,436,865
		48,071,039
Medical Equipment & Services - 13.0%
Abaxis, Inc.	124,750	6,583,057
Align Technology, Inc. (a)	178,837	17,191,601
Bio-Techne Corporation	92,275	9,488,638
Cantel Medical Corporation	352,792	27,782,370
iRadimed Corporation (a)	280,420	3,112,662
Neogen Corporation (a)	417,550	27,558,300
Vascular Solutions, Inc. (a)	446,398	25,042,928
		116,759,556
Pharmaceuticals & Biotech - 4.4%
Ligand Pharmaceuticals, Inc. (a)	193,925	19,704,719
Repligen Corporation (a)	633,400	19,521,388
		39,226,107
Industrials - 0.8%
Machinery - 0.8%
John Bean Technologies Corporation	80,000	6,876,000

Information Technology - 1.1%
Software - 1.1%
Descartes Systems Group, Inc. (The) (a)	481,097	10,295,476

Materials & Processing - 9.2%
Building Materials & Services - 7.7%
AAON, Inc.	839,400	27,742,170
Simpson Manufacturing Company, Inc.	548,200	23,983,750
Trex Company, Inc. (a)	264,725	17,048,290
		68,774,210
Chemicals and Synthetics - 1.5%
Balchem Corporation	167,125	14,025,130

Producer Durables - 17.9%
Commercial Services - 10.4%
CoStar Group, Inc. (a)	58,050	10,941,844

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Producer Durables - 17.9% (Continued)
Commercial Services - 10.4% (Continued)
Exponent, Inc.	330,000	$19,899,000
Healthcare Services Group, Inc.	489,100	19,158,047
Rollins, Inc.	513,343	17,340,727
WageWorks, Inc. (a)	352,901	25,585,322
		92,924,940
Machinery - 1.3%
Proto Labs, Inc. (a)	227,225	11,668,004

Scientific Instruments & Services - 5.0%
Mesa Laboratories, Inc.	218,886	26,868,257
Sun Hydraulics Corporation	463,225	18,515,103
		45,383,360
Transportation & Freight - 1.2%
Mobile Mini, Inc.	359,900	10,886,975

Technology - 19.7%
Electronics - 2.5%
NVE Corporation	155,400	11,100,222
Rogers Corporation (a)	149,825	11,508,058
		22,608,280

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Technology - 19.7% (Continued)
Information Technology - 17.2%
ACI Worldwide, Inc. (a)	866,815	$15,732,693
Blackbaud, Inc.	391,168	25,034,752
Bottomline Technologies (de), Inc. (a)	780,899	19,538,093
Exa Corporation (a)	891,633	13,695,483
NIC, Inc.	887,200	21,204,080
PROS Holdings, Inc. (a)	756,612	16,282,290
SPS Commerce, Inc. (a)	367,800	25,705,542
Tyler Technologies, Inc. (a)	116,325	16,607,720
		153,800,653

Total Investments at Value – 92.6% (Cost $519,043,003)		$829,845,266

Other Assets in Excess of Liabilities – 7.4%		66,215,817

Net Assets - 100.0%		$896,061,083

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary – 12.3%
Auto & Auto Parts - 1.0%
Dorman Products, Inc. (a)	2,500	$182,650

Consumer Services - 6.9%
Bright Horizons Family Solutions, Inc. (a)	8,000	560,160
HealthStream, Inc. (a)	11,450	286,822
Stamps.com, Inc. (a)	3,575	409,874
		1,256,856
Distributors - 1.4%
Pool Corporation	2,500	260,850

Leisure - 1.7%
Polaris Industries, Inc.	3,880	319,673

Trading Companies & Distributors - 1.3%
SiteOne Landscape Supply, Inc. (a)	6,750	234,428

Energy - 2.0%
Energy Equipment & Services - 2.0%
Core Laboratories N.V.	3,125	375,125

Financial Services - 2.5%
Insurance - 2.5%
Markel Corporation (a)	500	452,250

Health Care - 19.5%
Health Care Services - 4.5%
Medidata Solutions, Inc. (a)	6,105	303,235
Omnicell, Inc. (a)	15,300	518,670
		821,905
Medical Equipment & Services - 11.1%
Align Technology, Inc. (a)	5,400	519,102
Bio-Techne Corporation	4,000	411,320
Cantel Medical Corporation	1,325	104,344
IDEXX Laboratories, Inc. (a)	1,500	175,905

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Medical Equipment & Services - 11.1% (Continued)
Neogen Corporation (a)	6,700	$442,200
Teleflex, Inc.	2,400	386,760
		2,039,631
Pharmaceuticals & Biotech - 3.9%
Ligand Pharmaceuticals, Inc. (a)	3,425	348,014
Repligen Corporation (a)	12,000	369,840
		717,854
Materials & Processing - 7.7%
Building Materials & Services - 5.8%
AAON, Inc.	13,475	445,349
Simpson Manufacturing Company, Inc.	6,915	302,531
Trex Company, Inc. (a)	4,750	305,900
		1,053,780
Chemicals and Synthetics - 1.9%
Balchem Corporation	4,200	352,464

Producer Durables - 30.9%
Commercial Services - 16.4%
Copart, Inc. (a)	10,900	603,969
CoStar Group, Inc. (a)	3,000	565,470
Exponent, Inc.	6,170	372,051
IHS Markit Ltd. (a)	11,599	410,721
Rollins, Inc.	16,550	559,059
WageWorks, Inc. (a)	6,850	496,625
		3,007,895
Machinery - 4.1%
Graco, Inc.	6,020	500,202
Proto Labs, Inc. (a)	4,970	255,209
		755,411
Scientific Instruments & Services - 2.6%
A.O. Smith Corporation	5,850	276,998
Donaldson Company, Inc.	4,850	204,088
		481,086
Transportation & Freight - 7.8%
HEICO Corporation - Class A	8,650	587,335

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Producer Durables - 30.9% (Continued)
Transportation & Freight - 7.8% (Continued)
Mobile Mini, Inc.	9,750	$294,937
Wabtec Corporation	6,690	555,404
		1,437,676
Technology - 21.1%
Electronics - 2.2%
Cognex Corporation	1,750	111,335
IPG Photonics Corporation (a)	3,000	296,130
		407,465
Information Technology - 18.9%
ACI Worldwide, Inc. (a)	14,000	254,100
ANSYS, Inc. (a)	6,300	582,687
Blackbaud, Inc.	7,995	511,680
Bottomline Technologies (de), Inc. (a)	12,000	300,240
Guidewire Software, Inc. (a)	6,100	300,913
NIC, Inc.	12,000	286,800
SPS Commerce, Inc. (a)	6,160	430,523
Tyler Technologies, Inc. (a)	3,460	493,984
Ultimate Software Group, Inc. (The) (a)	1,680	306,348
		3,467,275

Total Investments at Value – 96.0% (Cost $15,070,583)		$17,624,274

Other Assets in Excess of Liabilities – 4.0%		735,119

Net Assets - 100.0%		$18,359,393

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

1.	Securities Valuation

Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Securities that are traded on any exchange are valued at the last quoted sale price on the primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except, when in the opinion of Conestoga Capital Advisors, LLC (the “Adviser”), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2016:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$829,845,266	$-	$-	$829,845,266

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$17,624,274	$-	$-	$17,624,274

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of December 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2016:

	Conestoga Small Cap Fund	Conestoga SMid Cap Fund

Tax cost of portfolio investments	$521,014,164	$15,070,583

Gross unrealized appreciation	$318,085,123	$3,109,924
Gross unrealized depreciation	(9,254,021)	(556,233)

Net unrealized appreciation	$308,831,102	$2,553,691

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Conestoga Small Cap Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2016, Conestoga SMid Cap Fund had 30.9% of the value of its net assets invested in stocks within the Producer Durables sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	February 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	February 1, 2017

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Treasurer and Chief Financial Officer

Date	February 1, 2017

*	Print the name and title of each signing officer under his or her signature.